Condensed Consolidated Interim Statements of Changes in Equity - CAD ($)	Issued capital	Reserves	Deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2021	$ 122,996,406	$ 19,563,420	$ (68,617,507)	$ (2,398,853)	$ 71,543,466
Balance (in shares) at Jun. 30, 2021	141,166,203
Share-based payment		2,510,322			2,510,322
Shares issued for private placement, net of costs	$ 118,240,689	2,211,663			120,452,352
Shares issued for private placement, net of costs (in shares)	13,480,083
Share issuance costs	$ (255,431)				(255,431)
Warrants exercised	$ 7,389,127				7,389,127
Warrants exercised (in shares)	6,684,892
Stock options exercised	$ 5,854,957	(2,868,458)			2,986,499
Stock options exercised (in shares)	2,910,784
Compensation shares issued	$ 500,000				500,000
Compensation shares issued (in shares)	60,235
Net loss for the period			(31,667,877)		(31,667,877)
Currency translation differences for foreign operations				386,954	386,954
Balance at Mar. 31, 2022	$ 254,725,748	21,416,947	(100,285,384)	(2,011,899)	173,845,412
Balance (in shares) at Mar. 31, 2022	164,302,197
Balance at Jun. 30, 2022	$ 262,046,589	21,945,204	(106,717,819)	(745,716)	176,528,258
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based payment		1,135,413			1,135,413
Stock options exercised	$ 8,224,430	(2,967,430)			5,257,000
Stock options exercised (in shares)	5,750,000
Net loss for the period			(15,539,401)		(15,539,401)
Currency translation differences for foreign operations				2,489,273	2,489,273
Balance at Mar. 31, 2023	$ 270,271,019	$ 20,113,187	$ (122,257,220)	$ 1,743,557	$ 169,870,543
Balance (in shares) at Mar. 31, 2023	172,152,197